SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($)		1 Months Ended	12 Months Ended
		Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Prepayments And Other Current Assets
Loan to third parties	[1]		$ 2,906,068	$ 988,581
Prepaid expenses			368	3,505
Sale of accounts receivable	[2]			865,000
Sale of equipment	[3]			550,000
Escrow fund	[4]			400,000
Deductible input VAT				50,433
Others			2,893	1,813
Total			2,909,329	2,859,332
Less: allowances for credit losses			(221,073)	(75,490)
Prepayment and other current assets, net			2,688,256	2,783,842
Recognized credit loss		$ 500,000	$ 137,304	$ 60,406	$ 13,390

[1]	(1) In August 2022, the Company entered into an interest-free loan agreement with third party A for its daily operations, under which the Company provided loan principal of RMB350,000 (approximately $51,584). The loan matured on July 31, 2023 and subsequently overdue. Since the Company assessed recoverability of the loan was extremely low, the Company accrued full amount of allowance of the loan in the year ended June 30, 2025.
[2]	On June 10, 2025, the Company entered into an agreement with third party F to transfer all rights to the accounts receivable with total gross amount of $2.6 million and allowance of credit losses of $0.5 million in exchange for consideration of $1.0 million. As of June 30, 2025, the Company received $135,000 of the consideration. During the year ended June 30, 2026, the Company collected the remaining consideration in stablecoins of USDT, with a fair value of $865,000 at the settlement date.
[3]	In May 2025, the Company entered into an agreement with third party G to sale part of its equipment with total consideration of $0.6 million. These equipment have gross amounts and accumulated depreciation of $3.0 million and $0.9 million, respectively. As of June 30, 2026, the Company has received full amount of the consideration in cash.
[4]	On Feb 25, 2025, the Company entered into a certain escrow agreement with Nason, Yeager, Gerson, Harris & Fumero, P.A. who act as the escrow agent pursuant to which the Company agreed to deposit the aggregated amount of $400,000 upon closing of Initial public Offering. The escrow fund has been released on February 25, 2026.